Other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Payables [Abstract]
Accruals	£ 13,016	£ 16,238
Other payables	5,253	2,087
Other taxation and social security	5,120	5,897
Corporation tax	192	111
Other payables	£ 23,581	£ 24,333